Share-based compensation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 07, 2012 Tranches	Mar. 27, 2013	Dec. 31, 2013 Tranches	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan			2,000,000
Expiration period of plan, years			10 years
Remaining shares left for issuance under this plan			738,514	884,319
Granted, shares			1,664,457	5,674,148
Total unrecognized compensation costs relating to unvested share-based compensation awards and SARs			$ 6,472,000	$ 12,519,000
Expected to be recognized over a weighted average period			18 months
Deferred charges, ending balance			53,971,000	43,816,000	45,917,000
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses			11,316,000	440,000
Conditions for exercise of tranches	If the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche.		If the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche.
Granted, shares	5,674,148	1,664,457	1,664,457	5,674,148
Number of tranches	3		3
Retention requirement description			The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date.
Accelerated share-based compensation expense			2,550,000
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Total fair value of shares vested			935,000	563,000	462,000
Total fair value of shares cancelled			71,000
Granted, shares			54,990	63,653	43,200
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Outstanding phantom share units vested and available for exchange			460,000	340,000
Granted, shares			95,000	40,000	190,000
Restricted share units and phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses			2,688,000	2,838,000	2,528,000
Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based transaction fees capitalized to vessels under construction			1,543,000	246,000
Arrangement fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred charges, ending balance			$ 1,797,000	$ 895,000